Document and Entity Information	May 04, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 04, 2021
Entity Registrant Name	HollyFrontier Corp
Entity Incorporation State Country Code	DE
Entity File Number	001-03876
Entity Tax Identification Number	75-1056913
Entity Address, Address Line One	2828 N. Harwood
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	871-3555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	HFC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	HollyFrontier Corporation (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) to its Current Report on Form 8-K originally filed with the Securities and Exchange Commission on May 4, 2021 (the “Original Form 8-K”), solely to re-furnish Exhibit 99.2, “HollyFrontier Presentation to Investors regarding Puget Sound Refinery Acquisition,” to correct the ninth bullet on slide 5. Except as described above, this Amendment No. 1 does not amend, modify or update the information in the Original Form 8-K. The information provided in Exhibit 99.2 shall not deemed to be “filed” for the purposes of Section 18 of the Securities Exchange Act of 1934, as amended, nor shall it be incorporated by reference in any filing made by HollyFrontier pursuant to the Securities Act of 1933, as amended, other than to the extent that such filing incorporates by reference any or all of such information by express reference thereto.
Amendment Flag	true
Entity Central Index Key	0000048039